Goodwill (Tables)	12 Months Ended
Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Fair Value of Assets Acquired

Fair Value of Net Assets Acquired:

Cash	$417,121
Accounts Receivable, net	4,900
Inventory	257,873
Prepaid expenses and other current assets	50,802
Property and equipment	52,357
Intangible assets	1,277,919
Accounts payable	(837,450)
Accrued expenses	(61,001)
Deferred revenue	(14,218)

Total identifiable net assets acquired	1,148,303

Goodwill	1,220,115

Total Fair Value of Net Assets Acquired	$2,368,418

Total Purchase Consideration	$2,368,418

Schedule of Reconciliation of Goodwill

Following is a reconciliation of goodwill as of February 29, 2024:

February 29, 2024
Reverse acquisition of Sigma Additive Solutions, Inc.	$1,220,115
Reduction from sale of assets to Divergent Technologies	(52,310)
Balance, February 29, 2024	$1,167,805